Retirement Plan	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Retirement Plan

Note 14 – Retirement Plan:

The Company sponsors a safe harbor 401(k) plan covering all employees. All employees are eligible to participate. Active participants in the plan may make contributions of up to 25% of their compensation. Company contributions totaled approximately $307,754 in 2014, $196,054 in 2013, and $180,098 in 2012.